Convertible Promissory Notes (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2014	Sep. 26, 2014	Aug. 14, 2014	Dec. 31, 2013
Convertible notes payable	$ 48,833	$ 11,915	$ 36,918
Percentage of unpaid principal interest rate	10.00%
Accrued interest payable	478
Conversion price	$ 0.01
Unpaid principal balance interest terms of duration date

Interest shall accrue on the unpaid principal balance and any unpaid late fees or other fees under this Note at a rate of ten percent (10.0%) per annum until the full amount of the principal and fees has been paid. The entire unpaid principal balance and all accrued and unpaid interest, if any, under this Note, shall be due and payable on the date that is twelve (12) months from the note date.

Percentage of resulted by conversion price of promissory note	80.00%
Percentage of discount to market price	20.00%
Market price per share	$ 0.01
Convertible Promissory Note [Member] | Third Party [Member] | January 15, March 29, April 16, August 13, and September 25, 2014 [Member]
Payment for legal services	12,371
Payment for accounting services	9,500
Payment for auditing services	$ 26,962